Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-tax income from continuing operations
Amortization of acquired intangible assets			$ (1,747)	$ (1,838)	$ (1,832)
Acquisition-related charges			(18)	(43)	(13)
Non-operating retirement-related (costs)/income			(6,548)	(1,282)	(1,073)
Kyndryl-related impacts			(351)	118
Other - divested businesses			91	(102)	(70)
Income from continuing operations before income taxes			1,156	4,837	2,572
Charge for structural actions		$ 1,472
Pre-tax pension settlement charge	$ 5,900		5,894
Business Segments
Pre-tax income from continuing operations
Income from continuing operations before income taxes			10,441	8,765	6,561
Internal transactions
Pre-tax income from continuing operations
Income from continuing operations before income taxes			(10)	(7)	(28)
Unallocated corporate amounts
Pre-tax income from continuing operations
Income from continuing operations before income taxes			$ (702)	$ (774)	$ (973)